Financial instruments - Additional information (Details)	3 Months Ended
Mar. 31, 2020
Debt instruments | Minimum
Disclosure of detailed information about financial instruments
Debt instrument interest rate	6.40%
Debt instruments | Maximum
Disclosure of detailed information about financial instruments
Debt instrument interest rate	10.75%
Long-term loans | Maximum
Disclosure of detailed information about financial instruments
Financial assets maturity	7 years
Long-term loans | Comparable marketable interest rate | Minimum
Disclosure of detailed information about financial instruments
Measurement input	0.08
Long-term loans | Comparable marketable interest rate | Maximum
Disclosure of detailed information about financial instruments
Measurement input	0.35